STATEMENTS OF SHAREHOLDER’S EQUITY - USD ($) $ in Millions	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Balance, beginning of year at Dec. 31, 2014		$ 2	$ 317	$ 167	$ 17
Changes in capital in excess of par value			3
Net Income (Loss)	$ (11)			(11)
Other comprehensive income (loss)	(12)				(12)
Balance, end of year at Dec. 31, 2015	483	2	320	156	5
Changes in capital in excess of par value			3
Net Income (Loss)	(59)			(59)
Other comprehensive income (loss)	2				2
Balance, end of year at Dec. 31, 2016	429	$ 2	323	97	7
Changes in capital in excess of par value			3
Net Income (Loss)	(61)			(61)
Other comprehensive income (loss)	5				5
Balance, end of year at Dec. 31, 2017	$ 376		$ 326	$ 36	$ 12